SCHEDULE OF CASH AND CASH EQUIVALENTS (Details) (Parenthetical) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash in hand	[1]	$ 21,921,476	$ 15,120,483
Cash and cash equivalents		23,915,856	16,117,949
Cash Equivalents [Member]
Cash and Cash Equivalents [Line Items]
Cash in hand		100,200	200
Demand Deposits [Member]
Cash and Cash Equivalents [Line Items]
Demand deposit		18,980,205	14,072,019
Cash [Member]
Cash and Cash Equivalents [Line Items]
Investment accounts		2,841,071	1,048,464
US Treasury Securities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 1,994,380	$ 997,466

[1]	As of December 31, 2024, the Company’s cash includes: 1) Cash in hand of $100,200; 2) Demand deposit of $18,980,205 in bank accounts; 3) Cash of $2,841,071 in the securities investment accounts and the Coinbase account.